UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22550

Name of Fund: BlackRock Preferred Partners LLC (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – Attached hereto.

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ICA File Number: 811-22550
Reporting Period: 07/01/2012 - 06/30/2013
BlackRock Preferred Partners LLC

======================= BlackRock Preferred Partners LLC =======================

GLENVIEW CAPITAL PARTNERS (CAYMAN), LTD.

Ticker:                      Security ID:  Private
Meeting Date: AUG 09, 2012   Meeting Type: Special
Record Date:  JUL 31, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adoption of an amended and restated     For       For          Management
      memorandum and articles of association
      of the Company to appoint a new
      independent director and board member

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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Preferred Partners LLC

Date:	September 22, 2015